Deferred Tax Assets and Liabilities - Unused tax loss (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	₺ 8,533,187	₺ 11,979,388
Not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	1,120,896
1-2 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	3,893,414
2-3 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	153,032
3-4 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	2,181,097
4-5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	595,424
6-7 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	247,881
7-8 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	308,009
Indefinite [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	₺ 33,434